INCOME TAXES (Schedule of Movement of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of valuation allowance
At the beginning of the year	$ 18,481,333	$ 17,777,605	$ 18,238,463
Tax loss expired	(2,501,714)	(3,039,002)	(1,732,828)
Liquidation of subsidiaries		(324,524)	(303,557)
Exchange realignment	(929,898)	(66,707)	541,242
Change in tax rate	95,238	37,653	920,005
Change for the year	2,480,871	4,096,308	114,280
At the end of the year	$ 17,625,830	$ 18,481,333	$ 17,777,605